Hedge accounting (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 282,444	R$ 273,280
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	54,243	37,951
Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	16,304	14,603
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	208,993	225,396
Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	8,187	7,326
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	146,558	156,339
Not later than one year [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	6,133	1,673
Not later than one year [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,288	5,776
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	55,650	49,448
Later than one year and not later than two years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,575	885
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,008	578
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	31,336	37,090
Later than two years and not later than three years [member] | Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Nominal Value
Later than two years and not later than three years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,048	1,288
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	23,937	7,570
Later than three years and not later than four years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	532	3,091
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	678	675
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	12,087	9,572
Later than four years and not later than five years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	734	579
Later than four years and not later than five years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,833
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	11,793	10,459
Later than five years and not later than ten years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	4,979	4,981
Later than five years and not later than ten years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	380	297
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,083	2,802
Later than ten years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	303	2,106
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	120,550	149,210
Hedge Of Deposits And Repurchase Agreements [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	18,265	3,288
Hedge Of Deposits And Repurchase Agreements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	78,786	108,499
Hedge Of Deposits And Repurchase Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	17,167	26,120
Hedge Of Deposits And Repurchase Agreements [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	12,556	9,110
Hedge Of Deposits And Repurchase Agreements [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	8,672
Hedge Of Deposits And Repurchase Agreements [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,562	4,726
Hedge Of Deposits And Repurchase Agreements [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,807	755
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,323	343
Hedge Of Highly Probable Forecast Transactions [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,323	343
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Nominal Value	19,208	9,933	[1]
Hedges of net investment in foreign operations [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	19,208	9,933	[1]
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	12,589	16,031
Hedge Of Loan Operations [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	18,265	3,288
Hedge Of Loan Operations [Member] | Not later than one year [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,230	2,351
Hedge Of Loan Operations [Member] | Not later than one year [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	10,353
Hedge Of Loan Operations [Member] | Later than one year and not later than two years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,173	3,395
Hedge Of Loan Operations [Member] | Later than one year and not later than two years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	5,376	1,577
Hedge Of Loan Operations [Member] | Later than two years and not later than three years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,114	1,244
Hedge Of Loan Operations [Member] | Later than two years and not later than three years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,280	1,161
Hedge Of Loan Operations [Member] | Later than three years and not later than four years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,577	2,539
Hedge Of Loan Operations [Member] | Later than four years and not later than five years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,523	2,749
Hedge Of Loan Operations [Member] | Later than four years and not later than five years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,256	550
Hedge Of Loan Operations [Member] | Later than five years and not later than ten years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	972	3,753
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,394	6,528
Hedge Of Assets Transactions [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,394
Hedge Of Assets Transactions [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value		6,528
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	42,570	50,848
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value		16,696
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	20,813	9,705
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	10,624	22,740
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	11,133	1,085
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Value		622
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	10,704	7,853
Hedge Of Assets Denominated In U F [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	10,704	7,853
Hedge Of Assets Denominated In U F [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value
Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	25,105	7,317
Hedge Of Securities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,894	3,215
Hedge Of Securities [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	5,538	660
Hedge Of Securities [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,714	1,547
Hedge Of Securities [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,345	180
Hedge Of Securities [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,179	346
Hedge Of Securities [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,655	673
Hedge Of Securities [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	780	R$ 696
Hedge Of Firm Commitments Fair Value [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	245
Hedge Of Firm Commitments Fair Value [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 245

[1]	Under Other liabilities.